Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Earnings Per Share (Details) - EUR (€) € / shares in Units, € in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Earnings Per Share (Details) [Line Items]
Profit/loss for the period (attributable to shareholders of the parent) (kEUR) (in Euro)	€ (55,190)	€ (97,958)	€ (55,081)
Weighted average number of ordinary shares outstanding (in k units) (basic)	56,394	51,224	48,919
Weighted average number of ordinary shares outstanding (in k units) diluted	56,394	51,224	48,919
Effects of dilution from: *)
Weighted average number of ordinary shares outstanding (in k units) (diluted)	61,558	57,724	49,208
Basic loss per share (€) (in Euro per share)	€ (0.98)	€ (1.91)	€ (1.13)
Diluted loss per share (€) (in Euro per share)	€ (0.98)	€ (1.91)	€ (1.13)
RSU [Member]
Effects of dilution from: *)
Effects of dilution	207	357	288
NQSO [Member]
Effects of dilution from: *)
Effects of dilution	541	464
Warrants [Member]
Effects of dilution from: *)
Effects of dilution	4,416	5,680